Risk Management - Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Percentage of equity hedges in the dynamic program offset against hedged variable annuity liability	95.00%	95.00%
-30%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees	$ (1,790)	$ (2,050)
General fund equity investments	(1,320)	(1,240)
Total underlying sensitivity before hedging	(3,110)	(3,290)
Impact of macro and dynamic hedge assets	650	720
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(2,460)	(2,570)
Impact of reinsurance	1,110	1,320
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	(1,350)	(1,250)
-20%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees	(1,070)	(1,240)
General fund equity investments	(880)	(820)
Total underlying sensitivity before hedging	(1,950)	(2,060)
Impact of macro and dynamic hedge assets	390	430
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(1,560)	(1,630)
Impact of reinsurance	670	810
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	(890)	(820)
-10%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees	(490)	(560)
General fund equity investments	(440)	(400)
Total underlying sensitivity before hedging	(930)	(960)
Impact of macro and dynamic hedge assets	170	190
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(760)	(770)
Impact of reinsurance	310	370
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	(450)	(400)
+10%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees	400	470
General fund equity investments	440	390
Total underlying sensitivity before hedging	840	860
Impact of macro and dynamic hedge assets	(130)	(150)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	710	710
Impact of reinsurance	(270)	(320)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	440	390
+20%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees	750	860
General fund equity investments	870	780
Total underlying sensitivity before hedging	1,620	1,640
Impact of macro and dynamic hedge assets	(240)	(260)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	1,380	1,380
Impact of reinsurance	(490)	(590)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	890	790
+30%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees	1,050	1,190
General fund equity investments	1,310	1,180
Total underlying sensitivity before hedging	2,360	2,370
Impact of macro and dynamic hedge assets	(330)	(360)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	2,030	2,010
Impact of reinsurance	(700)	(830)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	$ 1,330	$ 1,180